Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OCI before reclassifications	$ (115)	$ (321)	$ (463)
Amounts reclassified from AOCI	24	172	8
OCI Balance	(91)	(149)	(455)
Cumulative tax impact	2	(4)	26
OCI Balance, net of tax	(89)	(153)	(429)
Balance	329	420	569	$ 1,024
Cumulative tax impact	42	40	44	18
Balance, net of tax	371	460	613	1,042
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	(57)	(202)	(272)
Amounts reclassified from AOCI		(10)
OCI Balance	(57)	(212)	(272)
OCI Balance, net of tax	(57)	(212)	(272)
Balance	544	601	813	1,085
Balance, net of tax	544	601	813	1,085
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(25)	(2)	(76)
Amounts reclassified from AOCI	15	12	6
OCI Balance	(10)	10	(70)
Cumulative tax impact	2	(4)	21
OCI Balance, net of tax	(8)	6	(49)
Balance	(170)	(160)	(170)	(100)
Cumulative tax impact	42	40	44	23
Balance, net of tax	(128)	(120)	(126)	(77)
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
OCI before reclassifications			1
OCI Balance			1
OCI Balance, net of tax			1
Balance	2	2	2	1
Balance, net of tax	2	2	2	1
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	(33)	(117)	(116)
Amounts reclassified from AOCI	9	170	2
OCI Balance	(24)	53	(114)
Cumulative tax impact			5
OCI Balance, net of tax	(24)	53	(109)
Balance	(47)	(23)	(76)	38
Cumulative tax impact				(5)
Balance, net of tax	$ (47)	$ (23)	$ (76)	$ 33